Segment Disclosures - Revenue from Continuing Operations by Major Geographic Segments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 02, 2013	Mar. 03, 2012	Feb. 26, 2011
Segment Reporting Information [Line Items]
Total Revenue	$ 11,073	$ 18,423	$ 19,907
Total Revenue Rate	100.00%	100.00%	100.00%
Capital asset intangible assets and goodwill
Capital assets, intangible assets and goodwill	5,843	6,323
Assets
Total Assets	13,165	13,731
Revenue mix [Member]
Segment Reporting Information [Line Items]
Total Revenue	11,073	18,423	19,907
North America [Member]
Segment Reporting Information [Line Items]
Total Revenue	2,896	5,442	9,231
Total Revenue Rate	26.20%	29.50%	46.40%
Europe, Middle East and Africa [Member]
Segment Reporting Information [Line Items]
Total Revenue	4,502	7,662	6,085
Total Revenue Rate	40.70%	41.60%	30.50%
Latin America [Member]
Segment Reporting Information [Line Items]
Total Revenue	2,114	2,646	2,738
Total Revenue Rate	19.10%	14.40%	13.80%
Asia Pacific [Member]
Segment Reporting Information [Line Items]
Total Revenue	1,561	2,673	1,853
Total Revenue Rate	14.00%	14.50%	9.30%
Devices [Member] | Revenue mix [Member]
Segment Reporting Information [Line Items]
Total Revenue	6,648	13,794	15,956
Service [Member] | Revenue mix [Member]
Segment Reporting Information [Line Items]
Total Revenue	3,910	4,074	3,197
Software [Member] | Revenue mix [Member]
Segment Reporting Information [Line Items]
Total Revenue	261	318	294
Other Revenue [Member] | Revenue mix [Member]
Segment Reporting Information [Line Items]
Total Revenue	254	237	460
Canada [Member]
Capital asset intangible assets and goodwill
Capital assets, intangible assets and goodwill	5,160	5,367
Assets
Total Assets	8,252	8,693
Canada [Member] | North America [Member]
Segment Reporting Information [Line Items]
Total Revenue	661	1,260	1,408
Total Revenue Rate	6.00%	6.80%	7.10%
United States [Member]
Capital asset intangible assets and goodwill
Capital assets, intangible assets and goodwill	468	555
Assets
Total Assets	1,713	2,337
United States [Member] | North America [Member]
Segment Reporting Information [Line Items]
Total Revenue	2,235	4,182	7,823
Total Revenue Rate	20.20%	22.70%	39.30%
United Kingdom [Member]
Capital asset intangible assets and goodwill
Capital assets, intangible assets and goodwill	30	37
Assets
Total Assets	1,071	1,554
United Kingdom [Member] | Europe, Middle East and Africa [Member]
Segment Reporting Information [Line Items]
Total Revenue	1,238	1,919	2,218
Total Revenue Rate	11.20%	10.40%	11.10%
Other Countries [Member]
Capital asset intangible assets and goodwill
Capital assets, intangible assets and goodwill	185	364
Assets
Total Assets	2,129	1,147
Other Countries [Member] | Europe, Middle East and Africa [Member]
Segment Reporting Information [Line Items]
Total Revenue	$ 3,264	$ 5,743	$ 3,867
Total Revenue Rate	29.50%	31.20%	19.40%